Cash, Cash Equivalents, Restricted Cash and Borrowings Interest Expense, net (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Interest expense	$ (163)	$ (146)	$ (682)	$ (507)	$ (354)
Interest and investment income	75	17
Interest expense, net	(63)	(129)
Net periodic pension and postretirement benefit costs other than service costs	25	0
Interest expense, net	$ (63)	$ (129)	$ (574)	$ (385)	$ (260)